Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets, Net [Abstract]
Finite-lived intangible assets, amortization expense	$ 167	$ 137
Estimated annual amortization expense, 2025	156
Estimated annual amortization expense, 2026	140
Estimated annual amortization expense, 2027	127
Estimated annual amortization expense, 2028	111
Estimated annual amortization expense, 2029	$ 98